BBH PARTNER FUND – INTERNATIONAL EQUITY

PORTFOLIO OF INVESTMENTS

July 31, 2020 (unaudited)

Shares/ Units		Value
	COMMON STOCK (89.9%)
	AUSTRALIA (2.4%)
	CONSUMER NON-CYCLICAL
251,871	CSL, Ltd.	$48,644,624
	Total Australia	48,644,624

	BERMUDA (2.1%)
	CONSUMER NON-CYCLICAL
522,724	IHS Markit, Ltd.	42,199,509
	Total Bermuda	42,199,509

	CANADA (5.5%)
	CONSUMER CYCLICAL
1,706,953	Alimentation Couche-Tard, Inc. (Class B)
	TECHNOLOGY	59,346,226
43,919	Constellation Software, Inc.	51,970,981
	Total Canada	111,317,207

	CAYMAN ISLANDS (10.4%)
	COMMUNICATIONS
2,985,612	Alibaba Group Holding, Ltd.[1]	94,028,729
1,686,845	Tencent Holdings, Ltd.	115,476,082
	Total Cayman Islands	209,504,811

	FRANCE (8.1%)
	CONSUMER CYCLICAL
33,185	LVMH Moet Hennessy Louis Vuitton SE	14,463,506
	CONSUMER NON-CYCLICAL
156,796	EssilorLuxottica S.A.[1]	20,897,308
129,329	L'Oreal S.A.	43,451,611
279,194	Pernod Ricard S.A.	48,359,419
		112,708,338
	INDUSTRIALS
183,219	Safran S.A.[1]	19,533,511
	TECHNOLOGY
91,079	Dassault Systemes SE	16,666,163
	Total France	163,371,518

	GERMANY (10.6%)
	CONSUMER CYCLICAL
37,448	Adidas AG1	10,392,000
	CONSUMER NON-CYCLICAL
588,096	Merck KGaA	75,370,551
	TECHNOLOGY
813,247	SAP SE	129,051,906
	Total Germany	214,814,457

BBH PARTNER FUND – INTERNATIONAL EQUITY

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2020 (unaudited)

Shares/ Units		Value
	COMMON STOCK (continued)
	HONG KONG (4.4%)
	FINANCIALS
9,994,825	AIA Group, Ltd.	$89,570,857
	Total Hong Kong	89,570,857

	IRELAND (3.2%)
	INDUSTRIALS
1,293,542	CRH, Plc.	46,535,257
	TECHNOLOGY
83,519	Accenture, Plc. (Class A)	18,773,401
	Total Ireland	65,308,658

	JAPAN (9.5%)
	CONSUMER CYCLICAL
223,677	Shimano, Inc.	48,881,279
	CONSUMER NON-CYCLICAL
879,060	Shiseido Co., Ltd.	48,748,877
	INDUSTRIALS
93,095	Hoya Corp.	9,192,159
104,809	Keyence Corp.	44,075,632
		53,267,791
	TECHNOLOGY
218,230	Obic Co., Ltd.	39,189,748
	Total Japan	190,087,695

	LUXEMBOURG (0.5%)
	COMMUNICATIONS
38,223	Spotify Technology S.A.[1]	9,854,654
	Total Luxembourg	9,854,654

	NETHERLANDS (9.1%)
	CONSUMER NON-CYCLICAL
46,319	Adyen NV1,2	77,572,032
624,686	Koninklijke Philips NV	32,553,588
		110,125,620
	TECHNOLOGY
204,325	ASML Holding NV	72,403,247
	Total Netherlands	182,528,867

	SOUTH KOREA (1.3%)
	CONSUMER NON-CYCLICAL
22,519	LG Household & Health Care, Ltd.	25,922,414
	Total South Korea	25,922,414

BBH PARTNER FUND – INTERNATIONAL EQUITY

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2020 (unaudited)

Shares/ Units		Value
	COMMON STOCK (continued)
	SPAIN (1.9%)
	CONSUMER NON-CYCLICAL
749,401	Amadeus IT Group S.A.	$37,754,672
	Total Spain	37,754,672

	SWEDEN (1.2%)
	COMMUNICATIONS
269,895	Telefonaktiebolaget LM Ericsson (Class B)	3,121,617
	INDUSTRIALS
452,467	Assa Abloy AB (Class B)	9,960,082
158,503	Hexagon AB (Class B)	10,360,362
		20,320,444
	Total Sweden	23,442,061

	SWITZERLAND (9.7%)
	CONSUMER CYCLICAL
207,921	Cie Financiere Richemont S.A.	12,967,492
	CONSUMER NON-CYCLICAL
1,043,781	Alcon, Inc.[1]	63,269,145
180,674	Nestle S.A.	21,472,313
		84,741,458
	FINANCIALS
53,225	Partners Group Holding AG	51,715,266
	INDUSTRIALS
211,502	Sika AG	46,715,838
	Total Switzerland	196,140,054

	TAIWAN (2.5%)
	TECHNOLOGY
638,147	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	50,343,417
	Total Taiwan	50,343,417

	UNITED KINGDOM (3.4%)
	CONSUMER NON-CYCLICAL
103,142	Reckitt Benckiser Group, Plc.	10,459,972
838,998	RELX, Plc.	17,858,722
		28,318,694
	FINANCIALS
35,796,495	Melrose Industries, Plc.	40,475,720
	Total United Kingdom	68,794,414

	UNITED STATES (4.1%)
	CONSUMER CYCLICAL
32,545	Lululemon Athletica, Inc.[1]	10,596,327

BBH PARTNER FUND – INTERNATIONAL EQUITY

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2020 (unaudited)

Shares/ Units		Value
	COMMON STOCK (continued)
	UNITED STATES (continued)
	INDUSTRIALS
11,550	Mettler-Toledo International, Inc.[1]	$10,799,250
	TECHNOLOGY
428,386	Fidelity National Information Services, Inc.	62,677,156
	Total United States	84,072,733

	Total Common Stock (Cost $1,408,045,911)	1,813,672,622

	REGISTERED INVESTMENT COMPANIES (8.9%)
179,150,000	Morgan Stanley Institutional Liquidity Funds - Treasury Securities
	Portfolio, Institutional Share Class	179,150,000
	Total Registered Investment Companies (Cost $179,150,000)	179,150,000

TOTAL INVESTMENTS (Cost $1,587,195,911)[3]	98.8%	$1,992,822,622
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES	1.2%	23,742,454
NET ASSETS	100.00%	$2,016,565,076

[1]	Non-income producing security.
[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities owned at July 31, 2020 was $77,572,032 or 3.8% of net assets.
[3]	The aggregate cost for federal income tax purposes is $1,587,195,911, the aggregate gross unrealized appreciation is $475,475,614 and the aggregate gross unrealized depreciation is $69,848,903, resulting in net unrealized appreciation of $405,626,711.

BBH Partner Fund – International Equity’s (the “Fund”) country diversification is based on the respective security’s country of incorporation.

Abbreviation:

ADR – American Depositary Receipt

BBH PARTNER FUND – INTERNATIONAL EQUITY

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2020 (unaudited)

FAIR VALUE MEASUREMENTS

The Fund is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including, for example, the risk inherent in a particular valuation technique used to measure fair value, including the model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Authoritative guidance establishes three levels of the fair value hierarchy as follows:

—	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities.
—	Level 2 – significant other observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.).
—	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

Financial assets within Level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations and over-the-counter derivatives and foreign equity securities whose values could be impacted by events occurring before the Fund’s pricing time, but after the close of the securities’ primary markets and are, therefore, fair valued according to procedures adopted by the Board of Trustees. As Level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non- transferability, which are generally based on available market information.

Financial assets classified within Level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include private equity and certain corporate debt securities.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

BBH PARTNER FUND – INTERNATIONAL EQUITY

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2020 (unaudited)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2020:

Investments, at value	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of July 31, 2020
Common Stock:
Australia	$–	$48,644,624	$–	$48,644,624
Bermuda	42,199,509	–	–	42,199,509
Canada	111,317,207	–	–	111,317,207
Cayman Islands	–	209,504,811	–	209,504,811
France	–	163,371,518	–	163,371,518
Germany	–	214,814,457	–	214,814,457
Hong Kong	–	89,570,857	–	89,570,857
Ireland	18,773,401	46,535,257	–	65,308,658
Japan	–	190,087,695	–	190,087,695
Luxembourg	9,854,654	–	–	9,854,654
Netherlands	–	182,528,867	–	182,528,867
South Korea	–	25,922,414	–	25,922,414
Spain	–	37,754,672	–	37,754,672
Sweden	–	23,442,061	–	23,442,061
Switzerland	–	196,140,054	–	196,140,054
Taiwan	50,343,417	–	–	50,343,417
United Kingdom	–	68,794,414	–	68,794,414
United States	84,072,733	–	–	84,072,733
Registered Investment Companies:
United States	179,150,000	–	–	179,150,000
Investments, at value	$495,710,921	$1,497,111,701	$–	$1,992,822,622

Portfolio holdings are shown as of the date indicated. Since market conditions fluctuate suddenly and frequently, the portfolio holdings may change and this list is not indicative of future portfolio composition. These portfolio holdings are not intended to be and do not constitute recommendations that others buy, sell, or hold any of the securities listed.

For more complete information on the Fund, call 1-800-575-1265 for a prospectus or visit www.bbhfunds.com. You should consider the Fund's investment objectives, risks, charges, and expenses carefully before you invest. Information about these and other important subjects is in the Fund's prospectus, which you should read carefully before investing.

The BBH Funds are managed by a separately identifiable department within Brown Brothers Harriman & Co. Shares of the Fund are distributed by ALPS Distributors, Inc., located at 1290 Broadway, Suite 1100, Denver, CO 80203.